Note 5 - Stockholders' Equity - Schedule of Valuation Assumption - 10Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate	4.34%	4.50%	3.80%
Expected term (in years) (Year)	7 years	7 years	7 years
Expected volatility	200.00%	179.30%	204.20%
Dividend yield	0.00%	0.00%	0.00%